Equity - Disclosure of earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share capital, reserves and other equity [Abstract]
Weighted average ordinary shares of Lavoro (in shares)	113,602	113,602	113,602
Effects of dilution from share-based payment (in shares)	2,066	1,605	0
Effects of dilution from restricted stock unit plan (in shares)	1,410	0	0
Number of ordinary shares adjusted for the effect of dilution (in shares)	117,078	115,207	113,602
(Loss) profit for the year attributable to net investment of the parent/equity holders of the parent	R$ (762,452)	R$ (260,710)	R$ 78,170
Basic (loss) profit per share (brazilian real per share)	R$ (6.71)	R$ (2.29)	R$ 0.69
Diluted (loss) profit per share (brazilian real per share)	R$ (6.71)	R$ (2.29)	R$ 0.69